CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 128,021	$ 20,195	¥ 192,605	¥ 342,504	¥ 478,200
Restricted cash	8,276	1,306	41,114	454,931	706,988
Cash, cash equivalents and restricted cash reclassified as held for sale assets					25,074
Total cash, cash equivalents and restricted cash	¥ 136,297	$ 21,501	¥ 233,719	¥ 797,435	¥ 1,210,262